Summary of Debt and Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Debt Disclosure [Abstract]
Term loans, net of original issue discount		$ 336
Convertible notes payable, net of original issue discount		683
Capital lease	1	4
Debt and Capital Lease Obligations, Total	1	1,023
Less current portion	(1)	(1,007)
Debt and capital lease, net of current portion		$ 16